Intangible Assets - Reconciliation of the Changes in the Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 37
Ending balance	29	$ 37
Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30
Ending balance	23	30
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7
Ending balance	6	7
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	154	169
Additions		2
Reclassification	1	1
Disposal	(2)	(13)
Currency translation effects	3	(5)
Ending balance	156	154
Cost [Member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110	112
Additions		0
Reclassification	0	0
Disposal	0	0
Currency translation effects	1	(2)
Ending balance	111	110
Cost [Member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44	57
Additions		2
Reclassification	1	1
Disposal	(2)	(13)
Currency translation effects	2	(3)
Ending balance	45	44
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(117)	(114)
Amortization charge	(9)	(21)
Disposal	2	13
Currency translation effects	(3)	5
Ending balance	(127)	(117)
Accumulated Amortization [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(80)	(68)
Amortization charge	(7)	(14)
Disposal	0	0
Currency translation effects	(1)	2
Ending balance	(88)	(80)
Accumulated Amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(37)	(46)
Amortization charge	(2)	(7)
Disposal	2	13
Currency translation effects	(2)	3
Ending balance	$ (39)	$ (37)